Note 31 - Non-cash Items (Tables)	12 Months Ended
Dec. 31, 2020
Statement Line Items [Line Items]
Disclosure of detailed information about non-cash items [text block]
	2020	2019	2018
Cash financing cost other than interests	-	(2.1)	(142.2)
Fair value of option granted on a subsidiary	238.4	(274.3)	(166.8)
Exchange transaction of shareholdings	-	-	36.5
Effect of application of IAS 29 (hyperinflation)	232.5	339.2	32.9
Acquisition of investments payables	21.1	20.0	-
Provision for taxes	108.9	-	-
Others	-	-	0.8